   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  March 18, 2017 to April 17, 2017

   Commission File Number of issuing entity:  333-207361-02

   Central Index Key Number of issuing entity:  0001672609

   CSAIL 2016-C6 Commercial Mortgage Trust

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-207361

   Central Index Key Number of depositor:  0001654060

   Credit Suisse Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001628601

   Column Financial, Inc.

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001632269

   Benefit Street Partners CRE Finance LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001497973

   The Bank of New York Mellon

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001576832

   MC-Five Mile Commercial Mortgage Finance LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001505494

   The Bancorp Bank

   (Exact name of sponsor as specified in its charter)

   Charles Y. Lee (212) 538-1807

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

    38-3991428

    38-3991429

    38-7145129

   (I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1	___	___	X	___
A-2	___	___	X	___
A-3	___	___	X	___
A-4	___	___	X	___
A-5	___	___	X	___
A-SB	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
A-S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On April 17, 2017 a distribution was made to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2016-C6 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 18, 2017 to April 17, 2017.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of Column is 0001628601.

Benefit Street Partners CRE Finance LLC (“BSPCF” previously known as BSPCC Lender L.L.C.), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2017. The CIK number of BSPCF is 0001632269.

The Bank of New York Mellon ("BNY"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2017. The CIK number of BNY is 0001497973.

MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five Mile”), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on April 20, 2017. The CIK number of MC-Five Mile is 0001576832.

The Bancorp Bank ("Bancorp"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 26, 2017. The CIK number of Bancorp is 0001505494.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts. On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice. That same day, a group of institutional investors filed a putative class action complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Federal Court Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Federal Court Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs. The Federal Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged Events of Default, and (iii) abide by appropriate standards of care following alleged Events of Default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the District Court by RMBS investors in these and other transactions, and these cases against Wells Fargo are proceeding before the same District Court judge. A similar complaint was also filed May 27, 2016 in New York state court by a different plaintiff investor. On January 19, 2016, an order was entered in connection with the Federal Court Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Federal Court Complaint; the District Court also allowed Plaintiffs to file amended complaints as to the remaining, non-dismissed trusts, if they so chose, and three amended complaints have been filed. On December 17, 2016, the investor plaintiffs in the 261 trusts dismissed from the Federal Court Complaint filed a new complaint in New York state court (the “State Court Complaint”). Motions to Dismiss all of the actions are pending except for the recently filed State Court Complaint. There can be no assurances as to the outcome of the litigations, or the possible impact of the litigations on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.

The GLP Industrial Portfolio B Mortgaged Properties constitute a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on May 26, 2016 for CSAIL 2016-C6 Commercial Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $126,831,294.00 for the period from January 1, 2016 through December 31, 2016.

The 200 Forest Street Mortgaged Property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on May 26, 2016 for CSAIL 2016-C6 Commercial Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $4,832,654.00 for the period from January 1, 2016 through December 31, 2016.

Item 9. Other Information

KeyBank National Association, in its capacity as Master Servicer for CSAIL 2016-C6 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

REO Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2016-C6 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	03/17/2017	$4,706.04
Current Distribution Date:	04/17/2017	$5,208.60

Interest Reserve Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	03/17/2017	$0.00
Current Distribution Date:	04/17/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust, relating to the April 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.

(Depositor)

/s/   Charles Y. Lee

Charles Y. Lee, President and CEO

Dated:  April 25, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust, relating to the April 17, 2017 distribution.